S-K 1603(a)(9) Restrictions on Selling Securities	Aug. 22, 2025
Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Until the earliest of (A) one year after the completion of the Transaction and (B) subsequent to the Transaction, (x) if the closing price of the shares of New Eagle Common Stock equals or exceeds $12.00 per share (as adjusted for stock sub-divisions, stock capitalizations, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing at least 120 days after the Transaction, or (y) the date on which New Eagle completes a liquidation, merger, stock exchange or other similar transaction that results in all of the New Eagle Stockholders having the right to exchange their shares of New Eagle Common Stock for cash, securities or other property.
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers are permitted (a) to SVII’s officers or directors, any affiliate or family member of any of SVII’s officers or directors, any members or partners of the Sponsor or their affiliates, any affiliates of the Sponsor, or any employees of such affiliates; (b) in the case of an individual, by gift to a member of one of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (f) by virtue of the Sponsor’s organizational documents upon liquidation or dissolution of the Sponsor; (g) to SVII for no value for cancellation in connection with the consummation of an initial business combination, (h) in the event of the SVII’s liquidation prior to the completion of a business combination; or (i) in the event of completion of a liquidation, merger, share exchange or other similar transaction which results in all of the SVII Public Shareholders having the right to exchange their SVII Ordinary Shares for cash, securities or other property subsequent to the completion of an initial business combination; provided, however, that in the case of clauses (a) through (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions.
New Eagle Common Stock [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days after the Closing Date
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers are permitted (a) in the case of an entity, (A) to another entity that is an affiliate of the holder, or to any investment fund or other entity controlling, controlled by, managing or managed by or under common control with the holder or affiliates of the holder or who shares a common investment advisor with the holder or (B) as part of a distribution to members, partners or shareholders of the holder; (b) in the case of an individual, transfers by gift to members of the individual’s immediate family or to a trust, the beneficiary of which is a member of one of the individual’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, transfers by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, transfers by operation of law or pursuant to a court order, such as a qualified domestic relations order, divorce decree or separation agreement; (e) in the case of an individual, transfers to a partnership, limited liability company or other entity of which the holder and/or the immediate family (as defined below) of the holder are the legal and beneficial owner of all of the outstanding equity securities or similar interests; (f) in the case of an entity that is a trust, transfers to a trustor or beneficiary of the trust or to the estate of a beneficiary of such trust; (g) in the case of an entity, transfers by virtue of the laws of the state of the entity’s organization and the entity’s organizational documents upon dissolution of the entity; (h) transactions relating to shares of New Eagle Common Stock or other securities convertible into or exercisable or exchangeable for shares of New Eagle Common Stock acquired in open market transactions after the Merger Effective Time, provided, that no such transaction is required to be, or is, publicly announced during the lock-up period; (i) the exercise of stock options or warrants to purchase shares of New Eagle Common Stock or the settlement of stock or unit appreciation rights that are based on, and settled with, New Eagle Common Stock or the vesting of stock awards of New Eagle Common Stock and any related transfer of shares of New Eagle Common Stock to New Eagle in connection therewith (A) deemed to occur upon the“cashless” or “net” exercise of such options or warrants or (B) for the purpose of paying the exercise price of such options or warrants or for paying taxes due as a result of the exercise of such options or warrants, the vesting of such options, warrants or stock awards, or as a result of the vesting of such shares of New Eagle Common Stock, it being understood that all shares of New Eagle Common Stock received upon such exercise, vesting, settlement or transfer will remain subject to the restrictions of the Lock-Up Agreement during the lock-up period; (j) transfers to New Eagle pursuant to any contractual arrangement in effect at the Merger Effective Time that provides for the repurchase by New Eagle or forfeiture of shares of New Eagle Common Stock or other securities convertible into or exercisable or exchangeable for shares of New Eagle Common Stock in connection with the termination of the holder’s service to New Eagle; (k) the entry, by the holder, at any time after the Merger Effective Time, of any trading plan providing for the sale of shares of New Eagle Common Stock by the holder, which trading plan meets the requirements of Rule 10b5-1(c) under the Exchange Act; provided, however, that such plan does not provide for, or permit, the sale of any shares of New Eagle Common Stock during the lock-up period and no public announcement or filing is voluntarily made or required regarding such plan during the lock-up period; (l) transactions in the event of completion of a liquidation, merger, stock exchange or other similar transaction which results in all of New Eagle’s securityholders having the right to exchange their shares of New Eagle Common Stock for cash, securities or other property; and (m) transactions to satisfy any U.S. federal, state, or local income tax obligations of the holder (or its direct or indirect owners) arising from a change in the Code, or the Treasury Regulations promulgated thereunder, after the date on which the Merger Agreement was executed by the parties, and such change prevents the Merger from qualifying as a “reorganization” pursuant to Section 368 of the Code (and the Merger does not qualify for similar tax-free treatment pursuant to any successor or other provision of the Code or Regulations taking into account such changes), in each case solely and to the extent necessary to cover any tax liability as a direct result of the transaction.
Spring Valley Acquisition Sponsor II, LLC [Member] | New Eagle Common Stock [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	Sponsor
New Eagle Stockholders [Member] | New Eagle Common Stock [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	New Eagle Stockholders
SPAC Officers and Directors [Member] | Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	SVII directors and officers
NRA Investors [Member] | Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Persons and Entities Subject to Restrictions	NRA Investors